Net gain (loss) on financial instruments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments measured at fair value through profit or loss

34.	Net gain (loss) on financial instruments measured at fair value through profit or loss

Net gain (loss) on financial instruments measured at fair value through profit or loss for the ended December 31, 2018 and 2019 are as follows:

	2018		2019
Net gain (loss) on deposits measured at FVTPL
Gain (loss) on valuation	~~W~~	(61,848)	87,374
Gain on sale		—	13,400

		(61,848)	100,774

Net gain (loss) on loans measured at FVTPL
Gain (loss) on valuation		916	(248,032)
Gain on sale		9,133	10,395

		10,049	(237,637)

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain on valuation		111,029	137,181
Gain on sale		78,718	125,431
Other gains		223,731	297,024

		413,478	559,636

Equity securities
Gain on valuation		286,801	141,246
Gain (loss) on sale		(275,356)	183,969

		11,445	325,215

Other
Gain on valuation		19,086	28,803

Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Loss on valuation		(115,667)	(16,810)
Gain (loss) on disposition		268,932	(35,710)

		153,265	(52,520)

Other
Loss on valuation		(14,892)	(91,025)
Gain on disposition		1,394	4,169

		(13,498)	(86,856)

Derivatives
Gain (loss) on valuation		(291,879)	388,880
Gain on transaction		179,928	359,187

		(111,951)	748,067

	~~W~~	420,026	1,385,482